Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average Summary	Average	Value of Initial Fixed	Value of Initial Fixed
	Summary	Compensation	Compensation	Compensation	$100 Investment	$100 Investment
	Compensation	Actually	Table Total	Actually Paid	Based on	Based on
	Table Total	Paid to	for Non-PEO	to Non-PEO	Total Shareholder	Total Shareholder
Year	for PEO (1)(2)	PEO (1)(2)	NEOs (1)(2)	NEOs (1)(2)	Return (3)	Return (3)
2025	$1,381,758	$951,278	$779,552	$617,015	$80.50	$(5,798,863)
2024	$1,056,447	$1,686,980	$614,906	$733,083	$102.23	$1,927,800

(1)	The PEO is Jason Stabell, the Corporation’s Chief Executive Officer. Our non-PEO NEOs are Henry Clanton, the Chief Operating Officer, and Andrew Williamson, the Chief Financial Officer.

(2)	A reconciliation of Total Compensation from the Summary Compensation Table to Compensation Actually Paid to our PEO and our non-PEO NEOs (as an average) is shown below.

(3)	Total Shareholder Return illustrates the value, as of the last day of each period indicated of a $100 investment in the common shares of the Corporation as of December 31, 2022, assuming reinvestment of all dividends.

	PEO		Average of Non-PEO NEOs
Year	2025	2024	2025	2024
Summary Compensation Table Total	$1,381,758	$1,056,447	$779,552	$614,906
Adjustment for equity-based award:
Deduct: Stock award amounts presented in the SCT	(796,998)	(552,001)	(288,502)	(192,501)
Add: Fair value of awards granted during the year that remain unvested at year-end	773,655	552,001	280,052	192,501
Add: Fair value of awards granted during the year that vested during the year	—	—	—	—
Add/Deduct: Year-over-year change in fair value of awards granted in any prior fiscal year that are unvested	(322,633)	568,083	(66,571)	136,023
Add/Deduct: Change in fair value from prior year end to vesting date of awards granted in prior fiscal years that vested during the year	(84,504)	62,450	(87,516)	(17,846)
Deduct: Fair value of awards granted in prior fiscal years that were forfeited during the current fiscal year	—	—	—	—
Compensation Actually Paid	$951,278	$1,686,980	$617,015	$733,083

Named Executive Officers, Footnote
(1)	The PEO is Jason Stabell, the Corporation’s Chief Executive Officer. Our non-PEO NEOs are Henry Clanton, the Chief Operating Officer, and Andrew Williamson, the Chief Financial Officer.

PEO Total Compensation Amount	$ 1,381,758	$ 1,056,447
PEO Actually Paid Compensation Amount	$ 951,278	1,686,980
Adjustment To PEO Compensation, Footnote
(2)	A reconciliation of Total Compensation from the Summary Compensation Table to Compensation Actually Paid to our PEO and our non-PEO NEOs (as an average) is shown below.

	PEO		Average of Non-PEO NEOs
Year	2025	2024	2025	2024
Summary Compensation Table Total	$1,381,758	$1,056,447	$779,552	$614,906
Adjustment for equity-based award:
Deduct: Stock award amounts presented in the SCT	(796,998)	(552,001)	(288,502)	(192,501)
Add: Fair value of awards granted during the year that remain unvested at year-end	773,655	552,001	280,052	192,501
Add: Fair value of awards granted during the year that vested during the year	—	—	—	—
Add/Deduct: Year-over-year change in fair value of awards granted in any prior fiscal year that are unvested	(322,633)	568,083	(66,571)	136,023
Add/Deduct: Change in fair value from prior year end to vesting date of awards granted in prior fiscal years that vested during the year	(84,504)	62,450	(87,516)	(17,846)
Deduct: Fair value of awards granted in prior fiscal years that were forfeited during the current fiscal year	—	—	—	—
Compensation Actually Paid	$951,278	$1,686,980	$617,015	$733,083

Non-PEO NEO Average Total Compensation Amount	$ 779,552	614,906
Non-PEO NEO Average Compensation Actually Paid Amount	$ 617,015	733,083
Adjustment to Non-PEO NEO Compensation Footnote
(2)	A reconciliation of Total Compensation from the Summary Compensation Table to Compensation Actually Paid to our PEO and our non-PEO NEOs (as an average) is shown below.

	PEO		Average of Non-PEO NEOs
Year	2025	2024	2025	2024
Summary Compensation Table Total	$1,381,758	$1,056,447	$779,552	$614,906
Adjustment for equity-based award:
Deduct: Stock award amounts presented in the SCT	(796,998)	(552,001)	(288,502)	(192,501)
Add: Fair value of awards granted during the year that remain unvested at year-end	773,655	552,001	280,052	192,501
Add: Fair value of awards granted during the year that vested during the year	—	—	—	—
Add/Deduct: Year-over-year change in fair value of awards granted in any prior fiscal year that are unvested	(322,633)	568,083	(66,571)	136,023
Add/Deduct: Change in fair value from prior year end to vesting date of awards granted in prior fiscal years that vested during the year	(84,504)	62,450	(87,516)	(17,846)
Deduct: Fair value of awards granted in prior fiscal years that were forfeited during the current fiscal year	—	—	—	—
Compensation Actually Paid	$951,278	$1,686,980	$617,015	$733,083

Total Shareholder Return Amount	$ 80.5	102.23
Net Income (Loss)	$ (5,798,863)	1,927,800
PEO Name	Jason Stabell
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (796,998)	(552,001)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	773,655	552,001
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(322,633)	568,083
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(84,504)	62,450
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(288,502)	(192,501)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	280,052	192,501
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(66,571)	136,023
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (87,516)	$ (17,846)